Nationwide Bailard Small Cap Value Fund Expense Example - Nationwide Bailard Small Cap Value Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 693
Expense Example, with Redemption, 3 Years	957
Expense Example, with Redemption, 5 Years	1,241
Expense Example, with Redemption, 10 Years	2,047
Class M Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	983
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	983
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	$ 1,276